UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

Investment Company Act file number: 811-6259

                           Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street

P.O. Box 82535

                       Lincoln, NE 68501-2535

(Address of principal executive offices)

Jon C. Gross

Stratus Fund, Inc.

P.O. box 82535

                  Lincoln, Nebraska 68501-2535

(Name and address of agent for service)

Registrant’s telephone number:	(402) 323-1846

(888) 769-2362

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2008

1

Item 1. Report to Stockholders

STRATUS FUND, INC.

Semi-Annual Report to Shareholders

December 31, 2008

Table of Contents

Performance	1

Expense Example	3

Financial Statements

Schedules of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	17

Approval of Investment Advisory Agreement	24

Other Information	26

PERFORMANCE

Average Annual Return	End of Period (12/31/2008) Values
1 Year	(34.00%)	Growth Institutional Shares	$578,026.75
5 Years	(1.75%)	S&P 500	$653,223.00
10 Years	(0.85%)
Life of Fund	5.66%

Average Annual Return	End of Period (12/31/2008) Values
1 Year	(36.94%)	Growth Retail Shares	$10,649.96
5 Years	(2.56%)	S&P 500	$10,701.49
10 Years	(1.42%)
Life of Fund	0.58%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested. Average annual return, in the chart above, assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Growth Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2008. Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 2008.

                                                                                   1

Average Annual Return	End of Period (12/31/2008) Values	________
1 Year	6.17%	Government Securities Institutional Shares	$493,547.25
5 Years	3.77%	Merrill Lynch U.S. Treasury Inter-Term Bond	$575,138.00
10 Years	4.35%
Life of Fund	4.57%

Average Annual Return	End of Period (12/31/2008) Values	________
1 Year	2.98%	Government Securities Retail Shares	$15,393.90
5 Years	3.13%	Merrill Lynch U.S. Treasury Inter-Term Bond	$17,807.57
10 Years	3.87%
Life of Fund	4.01%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return, in the chart above, assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Government Securities Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2008. Government Securities Portfolio Retail Shares for the period January 13, 1998 (inception) through December 31, 2008.

2

EXPENSE EXAMPLE

(Unaudited)

As a shareholder of Stratus Fund, Inc. (the Fund) you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2008 and held until December 31, 2008.

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Six Months Ended December 31, 2008” to estimate the expenses you paid on your account during this period.

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
(Unaudited)

	Beginning Account Value at July 1, 2008	Ending Account Value Using Actual Return at December 31, 2008	Expenses Paid During Six Months Ended December 31, 2008*

Actual
Growth Institutional	$1,000.00	$732.50	$4.80
Growth Retail	$1,000.00	$732.50	$4.80
Government Securities Institutional	$1,000.00	$1,042.30	$4.32
Government Securities Retail	$1,000.00	$1,042.30	$4.32

	Beginning Account Value at July 1, 2008	Ending Account Value Using 5% Return	Expenses Paid During Six Months Ended December 31, 2008*
Hypothetical (5% return before expenses)
Growth Institutional	$1,000.00	$1,019.66	$5.60
Growth Retail	$1,000.00	$1,019.66	$5.60
Government Securities Institutional	$1,000.00	$1,020.97	$4.28
Government Securities Retail	$1,000.00	$1,020.97	$4.28

* Expenses are equal to the Fund's annualized expense ratio of 1.10% (Growth Portfolio Institutional and Retail Shares) and 0.84%
(Government Securities Portfolio Institutional and Retail Shares), multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period). 4

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS December 31, 2008

		Percent of
Shares	Common Stock - 99.48%	Net Assets	Fair Value

	Basic Materials	3.76%
9,000	Bemis Co., Inc.		$213,120
10,000	Freeport McMoran Copper & Gold, Inc.		244,400
10,000	Nucor Corp.		462,000
3,500	Potash Corp. of Saskatchewan, Inc.		256,270
8,500	Praxair, Inc.		504,560
			1,680,350

	Consumer Discretionary	7.83%
20,000	Best Buy Company, Inc.		562,200
15,000	Comcast Corp.		253,200
15,000	Lowe's Companies, Inc.		322,800
16,000	McDonald's Corp.		995,040
5,000	Nike, Inc.		255,000
20,000	Starbucks Corp. *		189,200
20,000	The McGraw-Hill Companies, Inc.		463,800
6,000	Target Corp.		207,180
25,000	Time Warner, Inc.		251,500
			3,499,920

	Consumer Staples	12.84%
30,000	ConAgra Foods, Inc.		495,000
40,000	CVS Caremark Corp.		1,149,600
7,000	General Mills, Inc.		425,250
27,000	Pepsico, Inc.		1,478,790
20,000	Procter & Gamble Co.		1,236,400
17,000	Wal-Mart Stores, Inc.		953,020
			5,738,060

	Energy	12.38%
10,000	Apache Corporation		745,300
10,000	Baker Hughes, Inc.		320,700
10,000	Chevron Corp.		739,700
14,000	ConocoPhillips		725,200
15,000	Exxon Mobil Corp.		1,197,450
12,500	Occidental Petroleum Corp.		749,875
20,000	Peabody Energy Corp.		455,000
8,000	Schlumberger Limited		338,640
12,000	Valero Energy Corp.		259,680
			5,531,545

	Financials	12.76%
12	Berkshire Hathaway, Inc. - A *		1,159,200
60	Berkshire Hathaway, Inc. - B *		192,840
20,000	Citigroup, Inc.		134,200
7,000	Franklin Resources, Inc.		446,460
3,000	Goldman Sachs Group, Inc.		253,170
38,000	JPMorgan Chase & Co.		1,198,140
15,000	Legg Mason, Inc.		328,650
8,000	MetLife, Inc.		278,880
30,000	US Bancorp		750,300
25,000	Wells Fargo & Company		737,000
9,000	Zions Bancorp.		220,590
			5,699,430

	Health Care	15.83%
15,000	Abbott Laboratories		800,550
11,000	Amgen, Inc. *		635,250
10,000	Baxter International, Inc.		535,900
10,000	Dentsply International, Inc.		282,400
25,000	Johnson & Johnson		1,495,750
12,000	Novartis AG		597,120
12,000	Quest Diagnostics, Inc.		622,920
11,000	Teva Pharmaceutical Industries, Ltd.		468,270
30,000	United Health Group, Inc.		798,000
10,000	Varian Medical Systems, Inc. *		350,400
12,000	Zimmer Holdings, Inc. *		485,040
			7,071,600
	5

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued) December 31, 2008

		Percent of
Shares		Net Assets	Fair Value

	Industrials	11.23%
14,000	3M Co.		$805,560
10,000	Danaher Corp.		566,100
6,000	FedEx Corporation		384,900
35,000	General Electric Co.		567,000
25,000	Honeywell International, Inc.		820,750
10,000	Roper Industries, Inc.		434,100
25,000	Terex Corp. *		433,000
12,000	Union Pacific Corp.		573,600
13,000	Waste Management, Inc.		430,820
			5,015,830

	Technology	16.65%
40,000	Cisco Systems, Inc.*		652,000
26,000	Dell, Inc. *		266,240
60,000	EMC Corp. *		628,200
25,000	Fiserv, Inc. *		909,250
2,000	Google, Inc. *		615,300
15,000	Hewlett-Packard Co.		544,350
20,000	Intel Corp.		293,200
9,000	International Business Machines Corp.		757,440
10,000	Linear Technology Corp.		221,200
10,000	McAfee, Inc. *		345,700
40,000	Microsoft Corp.		777,600
35,000	Oracle Corp. *		620,550
35,000	Texas Instruments, Inc.		543,200
5,000	Visa, Inc.		262,250
			7,436,480

	Telecommunications	2.79%
20,000	AT&T Inc.		570,000
20,000	Verizon Communications, Inc.		678,000
			1,248,000

	Utilities	3.41%
32,000	Duke Energy Corp.		480,320
10,000	PG & E Corp.		387,100
20,000	Questar Corp.		653,800
			1,521,220

	Other Securities - 0.40%

180,839	Federated U.S. Treasury Cash Reserves	0.40%	180,839

	Total investments in securities (cost $52,508,422)	99.88%	$44,623,274
	Other assets, less liabilities	0.12%	52,714
	NET ASSETS	100.00%	$44,675,988

*Indicates nonincome-producing security

See accompanying notes to financial statements

	6

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS December 31, 2008

Principal		Percent of
Amount	Net Assets		Fair Value

	Government Agency Bonds	26.34%
$2,000,000	Farmer Mac 5.50% due 7/15/11		$2,129,032
2,000,000	Federal Home Loan Bank 4.50% due 8/14/09		2,049,350
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,386,156
2,500,000	Federal Home Loan Bank 5.00% due 03/09/12		2,750,288
2,000,000	Federal Home Loan Bank 5.25% due 03/13/09		2,019,454
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,121,943
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,138,705
			13,594,928

	Mortgage Backed Securities	26.09%
3,121,355	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		3,165,138
704,982	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		729,971
234,125	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		238,821
292,347	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		302,576
368,945	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		382,547
130,643	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		135,472
1,598,301	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		1,638,388
452,975	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		466,758
53,462	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		55,350
2,453,067	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		2,539,670
171,230	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		178,399
174,403	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		181,704
1,436,513	Government National Mortgage Assn. Pool 4.50% due 5/15/18		1,493,268
1,251,522	Government National Mortgage Assn. Pool 5.00% due 11/15/33		1,288,607

427,940	Government National Mortgage Assn. Pool 3.625% due 8/20/34		408,804
261,114	Government National Mortgage Assn. Pool 4.625% due 8/20/32		260,715
			13,466,188

	Treasury Notes/Bonds/Inflation Protected Securities	29.23%
1,000,000	US Treasury Note 2.625% due 5/31/10		1,030,195
1,000,000	US Treasury Note 3.125% due 4/30/13		1,082,422
3,000,000	US Treasury Note 3.375% due 9/15/09		3,063,750
1,000,000	US Treasury Note 3.50% due 5/31/13		1,095,312
2,000,000	US Treasury Note 5.125% due 5/15/16		2,421,718
2,068,240	US Treasury Inflation Protected Security 1.625% due 1/15/18		1,963,051
2,359,140	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,221,092
2,338,980	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,209,422
			15,086,962

	Corporate Bonds	13.66%
1,000,000	Archer Daniels 5.45% due 3/15/18		984,318
1,500,000	Caterpillar 4.50% due 6/15/09		1,495,638
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,020,141
1,000,000	Lowe's Companies 5.60% due 9/15/12		1,015,040
1,000,000	SBC Communications 5.10% due 9/15/14		982,987
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,552,998
			7,051,122

	Other Securities	3.89%
2,005,267	Federated U.S. Treasury Cash Reserves		2,005,267

	Total investments in securities (cost $49,214,507)	99.21%	$51,204,467
	Other assets, less liabilities	0.79%	409,903
	TOTAL NET ASSETS	100.00%	$51,614,370

See accompanying notes to financial statements
	8

STATEMENT OF ASSETS AND LIABILITIES December 31, 2008 (Unaudited)

		Government
	Growth	Securities
Assets:	Portfolio	Portfolio
Investments in securities at fair value
(cost $52,508,422 and $49,214,507)	$44,623,274	$51,204,467
Accrued interest and dividends receivable	69,502	425,196
Prepaid expense	1,098	1,098
Total assets	$44,693,874	$51,630,761

Liabilities:
Accrued expenses, including investment management
and distribution expense payable to adviser,
administrator and distributor (note 4)	17,886	16,391
Total liabilities	17,886	16,391

Net assets applicable to outstanding capital stock	$44,675,988	$51,614,370

Net assets are represented by:
Capital stock, authorized 20 million and 10 million shares respectively;
outstanding, at $.001 par (note 6)	$4,096	$5,031
Additional paid-in capital	56,022,676	49,898,588
Accumulated undistributed net investment loss	(109,624)	(27,922)
Accumulated net realized loss on investments	(3,356,012)	(251,287)
Unrealized appreciation (depreciation)	(7,885,148)	1,989,960
Total net assets applicable to shares outstanding	$44,675,988	$51,614,370

Shares outstanding and net asset value per share:
Institutional class net assets	$44,455,898	$51,601,919
Institutional shares of Capital Stock outstanding	4,075,968	5,030,265
Net Asset Value and offering price per share - Institutional shares	$10.91	$10.26

Retail class net assets	$220,090	$12,451
Retail shares of Capital Stock outstanding	20,444	1,214
Net Asset Value per share - Retail shares	$10.77	$10.26
Maximum sales charge (note 4)	0.51	0.32
Maximum offering price to public	$11.28	$10.58

See accompanying notes to financial statements

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2008
(Unaudited)

		Government
	Growth	Securities
Investment income:	Portfolio	Portfolio

Dividends	$541,978	$11,803
Interest	-	1,042,295
Other income	4,301	-
Total investment income	$546,279	$1,054,098

Expenses:
Investment advisory fees	$200,172	$129,107
Administration fees	66,724	64,553
Accounting and auditing	16,921	14,899
Directors' compensation	24,257	20,243
Securities pricing	3,431	2,532
Other operating expenses	(19,948)	(13,952)
Total expenses	291,557	217,382
Net investment income	$254,722	$836,716

Realized and unrealized gain on investments:
Net realized loss	($3,353,753)	($21,004)
Net unrealized appreciation (depreciation)
Beginning of period	5,460,939	700,562
End of period	(7,885,148)	1,989,960
Net unrealized appreciation (depreciation)	(13,346,087)	1,289,398
Net realized and unrealized gain (loss) on investments	(16,699,840)	1,268,394

Net increase (decrease) in net assets resulting from operations	($16,445,118)	$2,105,110

See accompanying notes to financial statements
11

STATEMENT OF CHANGES IN NET ASSETS
Six months ended December 31, 2008 and the
Year ended June 30, 2008

			Government
	Growth Portfolio		Securities Portfolio
	Period Ended		Period Ended
	December 31, 2008	Year Ended	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008	(Unaudited)	June 30, 2008
Operations:
Net investment income	$ 254,722	$ 408,722	$ 836,716	$ 1,868,235
Net realized gain (loss) on investments	(3,353,753)	3,051,971	(21,004)	(34,499)
Unrealized appreciation (depreciation)	(13,346,087)	(9,032,958)	1,289,398	1,542,946
Net increase (decrease) in net assets resulting from operations	(16,445,118)	(5,572,265)	2,105,110	3,376,682

Distributions to shareholders from:
Net investment income
Institutional Class	566,804	326,109	907,634	1,862,032
Retail Class	2,830	1,911	214	443
	569,634	328,020	907,848	1,862,475
Net realized gains
Institutional Class	334,121	5,208,196	-	-
Retail Class	1,667	31,603	-	-
	335,788	5,239,799	-	-

Total distributions	905,422	5,567,819	907,848	1,862,475

Capital share transactions (note 6):
Proceeds from sales	5,113,838	12,952,308	6,477,460	14,073,517
Payment for redemptions	(5,208,249)	(11,189,981)	(7,853,224)	(14,178,520)

Reinvestment of net investment income	369,252	225,288	648,864	1,333,229
Reinvestment of net realized gains	217,840	3,534,030	-	-
Total increase (decrease) from capital share transactions	492,681	5,521,645	(726,900)	1,228,226
Total increase (decrease) in net assets	(16,857,859)	(5,618,439)	470,362	2,742,433

Net Assets:
Beginning of period	61,533,847	67,152,286	51,144,008	48,401,575
End of period	$ 44,675,988	$ 61,533,847	$ 51,614,370	$ 51,144,008

Undistributed net investment income:	$ -	$ 205,289	$ -	$ 45,868

See accompanying notes to financial statements

                                                         12

GROWTH PORTFOLIO INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2008 and the
Years Ended June 30, 2008, 2007, 2006, 2005, and 2004

	Period Ended
	December 31, 2008
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value:
Beginning of period	$15.20		$18.03	$16.55	$15.41	$14.29		$11.78
Income from investment operations
Net investment income (loss)	0.06		0.10	0.07	0.02	0.01		(0.02)
Net realized and unrealized gain (loss) on investments	(4.13)		(1.46)	1.84	1.13	1.11		2.53
Total income (loss) from investment operations	(4.07)		(1.36)	1.91	1.15	1.12		2.51

Less distributions
Dividends from net investment income	(0.14)		(0.08)	(0.05)	(0.01)	0.00	(a)	0.00	(a)
Distribution from net realized gains	(0.08)		(1.39)	(0.38)	0.00	0.00		0.00
Total distributions	(0.22)		(1.47)	(0.43)	(0.01)	0.00		0.00

End of period	$10.91		$15.20	$18.03	$16.55	$15.41		$14.29

Total return:	(26.75%)		(8.32%)	11.80%	7.46%	7.84%		21.31%

Ratios/Supplemental data:
Net assets, end of period	$44,455,898		$61,208,636	$66,680,820	$64,269,547	$61,105,824		$56,946,741
Ratio of expenses to average net assets	1.10%	(b)	1.12%	1.15%	1.17%	1.14%		1.17%
Ratio of net investment income (loss) to average net assets	0.96%	(b)	0.62%	0.39%	0.10%	0.07%		(0.14%)
Portfolio turnover rate	13.00%		35.42%	41.50%	41.17%	53.01%		50.68%

Per share amounts calculated on average shares outstanding

(a)	Distributions represent less than 1/2 of 1¢
(b)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

                                                              13

GROWTH PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2008 and the
Years Ended June 30, 2008, 2007, 2006, 2005, and 2004

	Period Ended
	December 31, 2008
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value:
Beginning of period	$15.01		$17.82	$16.34	$15.21	$14.09		$11.59
Income from investment operations
Net investment income (loss)	0.06		0.10	0.07	0.02	0.01		(0.03)
Net realized and unrealized gain (loss) on investments	(4.08)		(1.44)	1.84	1.12	1.11		2.53
Total income (loss) from investment operations	(4.02)		(1.34)	1.91	1.14	1.12		2.50

Less distributions
Dividends from net investment income	(0.14)		(0.08)	(0.05)	(0.01)	0.00	(b)	0.00	(b)
Distribution from net realized gains	(0.08)		(1.39)	(0.38)	0.00	0.00		0.00
Total distributions	(0.22)		(1.47)	(0.43)	(0.01)	0.00		0.00

End of period (a)	$10.77		$15.01	$17.82	$16.34	$15.21		$14.09

Total return: (a)	(26.75%)		(8.31%)	11.95%	7.49%	7.95%		21.58%

Ratios/Supplemental data:
Net assets, end of period	$220,090		$325,211	$471,466	$572,442	$684,981		$832,115
Ratio of expenses to average net assets	1.10%	(c)	1.12%	1.15%	1.17%	1.14%		1.29%
Ratio of net investment income (loss) to average net assets	0.96%	(c)	0.62%	0.39%	0.10%	0.07%		(0.27%)
Portfolio turnover rate	13.00%		35.42%	41.50%	41.17%	53.01%		50.68%

Per share amounts calculated on average shares outstanding

(a)	Excludes maximum sales load of 4.5%
(b)	Distributions represent less than 1/2 of 1¢
(c)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

                                              14

GOVERNMENT SECURITIES PORTFOLIO INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2008 and the
Years Ended June 30, 2008, 2007, 2006, 2005, and 2004

	Period Ended
	December 31, 2008
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value:
Beginning of period	$10.02		$9.70	$9.61	$9.88	$9.90	$10.23
Income from investment operations
Net investment income	0.17		0.37	0.35	0.30	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.25		0.32	0.09	(0.28)	(0.02)	(0.33)
Total income (loss) from investment operations	0.42		0.69	0.44	0.02	0.28	(0.01)

Less distributions
Dividends from net investment income	(0.18)		(0.37)	(0.35)	(0.29)	(0.30)	(0.32)
Total distributions	(0.18)		(0.37)	(0.35)	(0.29)	(0.30)	(0.32)

End of period	$10.26		$10.02	$9.70	$9.61	$9.88	$9.90

Total return:	4.23%		7.25%	4.62%	0.27%	2.91%	(0.04%)

Ratios/Supplemental data:
Net assets, end of period	$51,601,919		$51,131,987	$48,390,268	$46,966,952	$50,737,390	$52,508,132
Ratio of expenses to average net assets	0.84%	(a)	0.88%	0.91%	0.93%	0.89%	0.91%
Ratio of net investment income to average net assets	3.25%	(a)	3.76%	3.60%	3.03%	3.03%	3.21%
Portfolio turnover rate	8.21%		22.14%	11.02%	16.95%	8.03%	38.96%

Per share amounts calculated on average shares outstanding

(a)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2008 and the
Years Ended June 30, 2008, 2007, 2006, 2005, and 2004

	Period Ended
	December 31, 2008
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value:
Beginning of period	$10.02		$9.70	$9.61	$9.88	$9.90	$10.23
Income from investment operations
Net investment income	0.17		0.37	0.35	0.30	0.30	0.30
Net realized and unrealized gain (loss) on investments	0.25		0.32	0.07	(0.28)	(0.02)	(0.35)
Total income (loss) from investment operations	0.42		0.69	0.42	0.02	0.28	(0.05)

Less distributions
Dividends from net investment income	(0.18)		(0.37)	(0.33)	(0.29)	(0.30)	(0.28)
Total distributions	(0.18)		(0.37)	(0.33)	(0.29)	(0.30)	(0.28)

End of period (a)	$10.26		$10.02	$9.70	$9.61	$9.88	$9.90

Total return: (a)	4.23%		7.25%	4.62%	0.27%	2.94%	(0.26%)

Ratios/Supplemental data:
Net assets, end of period	$12,451		$12,021	$11,307	$30,290	$46,545	$58,494
Ratio of expenses to average net assets	0.84%	(b)	0.88%	0.91%	0.93%	0.89%	1.15%
Ratio of net investment income to average net assets	3.25%	(b)	3.76%	3.60%	3.03%	3.03%	2.97%
Portfolio turnover rate	8.21%		22.14%	11.02%	16.95%	8.03%	38.96%

Per share amounts calculated on average shares outstanding

(a)	Excludes maximum sales load of 3.0%
(b)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

                                                        16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2008

1.	Organization

Stratus Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2008, the following series were authorized and had shares outstanding:

Growth Portfolio	Government Securities Portfolio

Both the Growth Portfolio and the Government Securities Portfolio (each a Portfolio and collectively the Portfolios) have two classes of shares authorized and outstanding: retail and institutional.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its Portfolios’ financial statements.

Use of Estimates: In preparing its Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

Valuation of Investments

Investment securities are carried at fair value determined using the following valuation methods:

Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price as reported by an independent pricing service. Investments in mutual funds are valued at the quoted net asset value for the fund. Debt securities held by the Portfolios are valued using market quotations.

In the event that the price of a security is not available from the pricing services, one or more brokerage firms are contacted to obtain the most recent price available for the security.

Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

All securities are valued at the close of each business day.

The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31, 2008, the Growth Portfolio had no such exchange traded options nor were any purchased during the six months then ended.

The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received. The Portfolios did not enter into any short sale transactions for the six months ended December 31, 2008.

Security Transactions and Investment Income

Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and accretion of discount is accrued daily using the constant yield method and is included in interest income. Realized investment gains and losses are determined by specifically identifying the issue sold.

Expenses

With the exception of class specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets. Class specific expenses are borne solely by that class.

Federal Income Taxes

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute substantially all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated undistributed net investment income or accumulated net realized gain/loss, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized capital loss carry forwards have been offset or expired.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As required, the Portfolios adopted FIN 48 effective July 1, 2007 for all open tax years and have determined that no material uncertain tax benefits exist as of December 31, 2008. It is the policy of the Portfolios to recognize accrued interest and penalties related to uncertain tax benefits in income taxes.

Distribution to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Government Securities Portfolio declares dividends monthly and the Growth Portfolio may declare dividends annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

New Accounting Pronouncements

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements,” which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund adopted provisions of SFAS No. 157 effective at the beginning of the Fund’s fiscal year which began July 1, 2008. The various inputs that may be used to determine the fair value are summarized in three levels:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio’s investments as of December 31, 2008:

Level 1	Level 2	Level 3
Growth Portfolio	$ 43,301,614	$ 1,321,660	$-
Government Securities Portfolio	2,005,267	49,199,200	-

3.	Federal Income Tax Information

Distributions paid during the years ended June 30, 2008 and 2007, totaled $328,020 and $194,004 for the Growth Portfolio, respectively, $1,862,475 and $1,719,707 for the Government Securities Portfolio, respectively, and were all characterized as ordinary income for tax purposes. For the years ended June 30, 2008 and 2007, the Growth Portfolio distributed realized gains of $5,239,799, and $1,481,965 which are characterized as long term capital gains for tax purposes.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of the lastest period available, June 30, 2008, the components of the tax basis cost of investments and net unrealized appreciation for the Growth Portfolio and Government Securities Portfolio were as follows:

	Growth	Government Securities
Federal tax cost of investments	$ 56,101,759	$50,058,000

Unrealized appreciation	$ 12,686,850	$ 951,437
Unrealized depreciation	(7,228,170)	(250,875)
Net unrealized appreciation (depreciation)	$ 5,458,680	$ 700,562

As of June 30, 2008 the components of distributable earnings on a tax basis were as follows:

	Growth	Government Securities
Net unrealized appreciation (depreciation)	$5,458,680	$ 700,562

Undistributed ordinary income	$ 205,289	$ 45,974
Undistributed capitl gains	$ 335,788	$ -
Accumulated capital losses	$ -	$(221,004)

The difference between accumulated net realized capital losses and accumulated capital losses for tax purposes is attributable to the deferral of capital losses occurring subsequent to October 31, 2007 of $11,937 for the Government Securities Portfolio. For tax purposes, such losses will be realized in the year ending June 30, 2008. The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The Government Securities Portfolio had unused capital loss carryforwards of $221,004, available for federal income tax purposes, at June 30, 2008, which expire as follows: $55,501 in 2011, $75,380 in 2012, $24,307 in 2013, $3,160 in 2014, $44,280 in 2015 and $18,376 in 2016.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statements and income tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

4.	Fees, Expenses and Related Party Transactions

  Investment Advisory Services

The Fund and its Portfolios have retained a related company, Union Investment Advisors, Inc. (the Adviser) as the investment adviser for the Fund’s assets.

Under the investment advisory agreement the Adviser receives fees for services rendered at the following rates per annum of the average daily net assets of the Portfolios:

Portfolio	Annual Fee Rate
Growth	.75%
Government Securities	.50%

Administrative Services; Transfer Agent; Custodian

The Fund has retained Adminisystems, Inc. (the Administrator) to act as transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. The Fund has retained Union Bank & Trust Company, a related party, as custodian for the Fund’s assets. The Portfolios have recorded amounts payable to the custodian reflecting overdrafts which occur in the ordinary course of business due to the timing of settlements.

Distribution Services

The Fund has selected Nelnet Capital, LLC (the Distributor), a company related through common management to the Adviser and Union Bank & Trust Company, to act as the underwriter and distributor of the fund’s shares. Retail shares for the

Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of both Portfolios of $50,000 or more, the sales charge is reduced.

Fees

Under the terms of the advisory and administrative agreements outlined above, the Portfolios collectively incurred $329,279 and $131,277 for such services during the six months ended December 31, 2008.

At December 31, 2008, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

Payable to	Payable to
Adviser	Administrator	Total
Growth Portfolio	$ 27,792	$ 9,264	$37,056
Government Securities Portfolio	21,935	10,968	32,903

Brokerage Services

In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios can use Nelnet Capital, LLC, a related party, to effect security trades on their behalf. For the six months ended December 31, 2008, the Growth Portfolio paid $6,167 in commission to Nelnet Capital, LLC. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to effect trades.

Ownership of Fund Shares by Management

At December 31, 2008, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio under UBATCO & Co., nominee name for Union Bank & Trust Company:

Shares                       Value

Growth Portfolio Institutional Class	22,355	$309,354
Growth Portfolio Retail Class	-	-
Government Securities Portfolio Institutional Class	11,594	118,958
Government Securities Portfolio Retail Class	-	-

At December 31, 2008, UBATCO & Co. held the following in each Portfolio:

Shares	Value
Growth Portfolio Institutional Class	4,065,426	$44,353,802
Growth Portfolio Retail Class	10,297	110,900
Government Securities Portfolio Institutional Class	5,037,892	51,688,773
Government Securities Portfolio Retail Class	930	9,544

5.	Securities Transactions

          Purchases of securities and proceeds from sales, excluding short-term securities and US Government obligations, were as follows for each Portfolio:

Proceeds
Purchases	Proceeds	From Calls
Of Securities	From Sales	& Maturities

Growth Portfolio	$7,108,209	$6,964,544	$-
Government Securities Portfolio	-	978,680	3,000,000

6.	Capital Share Transactions

The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

Transactions in the capital stock of each Portfolio for the period ended December 31, 2008 were as follows:

Growth	Growth
Portfolio	Portfolio
Institutional Shares	Retail Shares
Transactions in shares:
Shares sold	405,375	-
Shares redeemed	(410,407)	(1,514)
Reinvested dividends	53,825	286
Net increase (decrease)	48,793	(1,228)

Transactions in dollars:
Dollars sold	$5,113,838	$-
Dollars redeemed	(5,186,008)	(22,241)
Reinvested dividends	584,030	3,062
Net increase (decrease)	$ 511,860	$(19,179)

Government	Government
Securities Portfolio	Securities Portfolio
Institutional Shares	Retail Shares
Transactions in shares:
Shares sold	646,010	-
Shares redeemed	(784,116)	(2)
Reinvested dividends	64,856	16
Net increase (decrease)	(73,250)	14

Government	Government
Securities Portfolio	Securities Portfolio
Institutional Shares	Retail Shares
Transactions in dollars:
Dollars sold	$ 6,477,460	$-
Dollars redeemed	(7,853,199)	(25)
Reinvested dividends	648,700	164
Net increase (decrease)	$ (727,039)	$139

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of Stratus Fund, Inc. oversees the management of the Fund and its investment portfolios, the Government Securities Portfolio and Growth Portfolio (the “Portfolios”), and as required by law, determines annually whether to approve the continuance of the Investment Advisory Agreement between the Fund and Union Investment Advisors (“UIA”). At a meeting held on July 24, 2008, the Board of Directors (the “Board”), including a majority of the independent directors attending the meeting in person, approved the continuance of the Investment Advisory Agreement for another year.

In preparation for the meeting, the Board received and evaluated information supplied by UIA in response to a letter prepared by counsel to the Fund requesting information relevant to approval of the Investment Advisory Agreement. The Board considered the factors discussed below in evaluating the continuation of the Investment Advisory Agreement.

The Board reviewed the services provided by UIA under the Investment Advisory Agreement. The Board reviewed the credentials and experience of the officers of UIA providing services under the Investment Advisory Agreement and concluded that UIA is providing services in accordance with the Investment Advisory Agreement. Based on such review, the Board concluded that the range of services provided by UIA under the Investment Advisory Agreement was appropriate.

The Board reviewed the performance of the Portfolios during the past one, three, five and ten year periods against the performance of funds advised by other advisors with investment strategies comparable to those of the Portfolios, and the performance of the Portfolios relative to benchmark indices. The Board noted that the performance of the Portfolios was in line with that of funds in their peer group and their benchmark indices.

The Board reviewed the advisory fee rate for the Portfolios under the Investment Advisory Agreement. The Board compared effective contractual advisory fee rates and total expense ratios for comparable funds at a common asset levels and noted that the advisory expenses are slightly higher, but that the total expenses of the Fund are lower, than that of funds advised by other advisors with investment strategies comparable to those of the Portfolios.

The Board considered the overall performance of UIA in providing investment advisory and portfolio administrative services to the Fund, and concluded that such performance was satisfactory.

The Board reviewed information concerning the profitability of UIA and its financial condition. The Board concluded that the compensation to be paid by the Fund under the Investment Advisory Agreement was not excessive.

In determining whether to continue the Investment Advisory Agreement for the Fund, the Board also considered the prior relationship between UIA and the Fund, as well as the Board’s knowledge of UIA’s operations. The Board noted that substantially all of the investors in the Fund have a relationship with Union Bank & Trust Company, an affiliated company of UIA.

Taking into account all of these factors, the Board determined that UIA’s services, performance and fees were satisfactory. The Board further determined that the information provided by UIA on comparative expenses and services supported their conclusion that the advisory fees under the Investment Advisory Agreement are appropriate. Accordingly, the Board approved the continuation of the Investment Advisory Agreement.

OTHER INFORMATION

The Fund provides a complete list of its portfolio holdings four times each fiscal year as of the end of each quarter. For the second and fourth fiscal quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third fiscal quarters, the Fund files the list with the Securities and Exchange Commission on Form

N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You can obtain information on the operation of the public reference room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file number for the Fund is 811-6259. The Fund makes the information on Form N-Q available to shareholders upon request made by calling (888) 769-2362.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request made by calling (888) 769-2362. The information is also available on the SEC website at www.sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available, without charge, upon request made by calling (888) 769-2362. The information is also available on the SEC website at www.sec.gov.

Item 2. Code of Ethics

Not applicable

Item 3. Audit Committee Financial Expert

Not applicable

Item 4. Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

A schedule of investments for the Fund’s investment portfolios is included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors during the period covered by this report.

Item 11. Controls and Procedures

An evaluation was performed by the officers of Stratus Fund, Inc. (the “Fund”), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund’s disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund’s principal executive officer and principal financial officer concluded that the Fund’s disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of

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the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund’s internal controls over financial reporting during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable to semi-annual reports.
(2)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act.
(3)	Not applicable.

(b)	Certifications required by Section 1350 of Chapter 63 of Title 18 of the United States Code.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/  Jon C. Gross

Jon C. Gross
President
(Principal Executive Officer)

Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/  Jon C. Gross

Jon C. Gross
President
(Principal Executive Officer)

Date: February 25, 2009

By /s/   Jeffrey Jewell

Jeffrey Jewell
Vice-President and Chief Financial Officer
(Principal Financial Officer)

Date: February 25, 2009

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